CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Common Stock Class A common stock	Common Stock Class C common stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Treasury Stock	Total Stockholders' Equity	Noncontrolling Interests	Member Units	Class A common stock	Class B common stock	Class C common stock	Class A-3 Units	Class A-2 Units	Class A-1 Units	Common units	Total
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation								$ 126								$ 126
Net income (loss)																10,624
Ending balance (in shares) at Dec. 31, 2020									34,500,000	8,625,000
Ending balance at Dec. 31, 2020																(621,903)
Beginning balance (in shares) at Dec. 31, 2019												326,428	195,973	256,966	78,717
Beginning balance at Dec. 31, 2019												$ 76,519	$ 21,867	$ 27,042	$ 3,362
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred distributions, paid in-kind (in shares)												49,967	29,999	39,336
Preferred distributions, paid in-kind												$ 16,810	$ 7,350	$ 9,490
Change in temporary equity redemption value												$ 167,099	$ 125,069	$ 165,513	$ 44,395	502,076
Ending balance (in shares) at Dec. 31, 2020												376,395	225,972	296,302	78,717
Ending balance at Dec. 31, 2020												$ 260,428	$ 154,286	$ 202,045	$ 47,757
Beginning balance (in shares) at Dec. 31, 2019								43,765
Beginning balance at Dec. 31, 2019				$ (90,718)				$ 1,313								(89,405)
Increase (Decrease) in Members' Equity [Roll Forward]
Preferred distributions, paid in-kind				(33,650)												(33,650)
Change in temporary equity redemption value				(502,076)												(502,076)
Distributions				7,522												7,522
Equity-based compensation (in shares)								9,340
Equity-based compensation								$ 126								126
Net Income (Loss)				10,624												10,624
Ending balance (in shares) at Dec. 31, 2020								53,105
Ending balance at Dec. 31, 2020				(623,342)				$ 1,439								(621,903)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation								$ 18								18
Net income (loss)																6,131
Ending balance (in shares) at Jul. 09, 2021	86,373,596	47,595,455
Ending balance at Jul. 09, 2021	$ 9		$ 720,840	(26,466)		$ 694,383	$ 427,010									1,121,393
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred distributions, paid in-kind (in shares)												28,995	17,407	22,824
Preferred distributions, paid in-kind												$ 24,061	$ 14,994	$ 19,654
Change in temporary equity redemption value												$ 59,335	$ 48,989	$ 64,502	$ 22,839	195,665
Ending balance (in shares) at Jul. 09, 2021												405,390	243,379	319,126	78,717
Ending balance at Jul. 09, 2021												$ 343,824	$ 218,269	$ 286,201	$ 70,596
Increase (Decrease) in Members' Equity [Roll Forward]
Preferred distributions, paid in-kind				(58,709)												(58,709)
Change in temporary equity redemption value				(195,665)												(195,665)
Equity-based compensation (in shares)								3,356
Equity-based compensation								$ 18								18
Net Income (Loss)				6,131												6,131
Ending balance (in shares) at Jul. 09, 2021								56,461
Ending balance at Jul. 09, 2021				(871,585)				$ 1,457								(870,128)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation			13,147			13,147	7,042									20,189
Shares withheld related to net share settlement of equity awards					$ (15,535)	(15,535)										(15,535)
Dilution			30,379			30,379	(30,379)
Net income (loss)				(159,556)		(159,556)	(87,528)									(247,084)
Ending balance (in shares) at Dec. 31, 2021	86,373,596	47,595,455							84,803,687	0	47,595,455
Ending balance at Dec. 31, 2021	$ 9		764,366	$ (186,022)	$ (15,535)	562,818	316,145									878,963
Increase (Decrease) in Members' Equity [Roll Forward]
Equity-based compensation			$ 13,147			$ 13,147	$ 7,042									20,189
Net Income (Loss)																$ (159,556)